Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current income tax
Total current income tax	$ 18,619	$ 23,941	$ 38,636	$ 608
Deferred income tax
Deferred income tax	(13,674)	(17,583)
Income tax expense	4,945	6,358	38,636	(8,005)
Current Year [Member]
Current income tax
Total current income tax	17,366	22,330	38,636	6,920
Under-provision in respect of prior years [Member]
Current income tax
Total current income tax	1,253	1,611		(312)
CIT Rebate Cash Grant [Member]
Current income tax
Total current income tax				(6,000)
Reversal of Temporary Differences [Member]
Deferred income tax
Deferred income tax	$ (13,674)	$ (17,583)		$ (8,613)